GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 190,737	$ 203,693
Acquisition		(12,956)
Impairment	(65,686)		$ (87,043)
Balance as of December 31	$ 125,051	$ 190,737	$ 203,693